Severance Costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 178
Accrued salaries, wages, and employee benefits		$ 2,649	$ 4,870
Other noncurrent liabilities		$ 4,077	$ 2,422
Employee Severance
Restructuring Cost and Reserve [Line Items]
Accrued salaries, wages, and employee benefits	600
Other noncurrent liabilities	100
All Other
Restructuring Cost and Reserve [Line Items]
Severance costs	8
Corporate
Restructuring Cost and Reserve [Line Items]
Severance costs	170
Cost of sales
Restructuring Cost and Reserve [Line Items]
Severance costs	8
Cost of sales | All Other
Restructuring Cost and Reserve [Line Items]
Severance costs	8
Selling and administrative expenses
Restructuring Cost and Reserve [Line Items]
Severance costs	170
Selling and administrative expenses | Corporate
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 170